Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation - Other Details [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 2,000
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 6,000		$ 5,000
Expected tax rate	0.00%	0.00%	0.00%
Deferred Tax Assets, Valuation Allowance	$ 186,907	$ 189,090
Ireland
Taxation - Other Details [Line Items]
Tax Credit Carryforward, Valuation Allowance	174,000	161,000
Deferred Tax Assets, Valuation Allowance		7,000
Hong Kong
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	2,000	1,000
Singapore
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	18,000	17,000
US
Taxation - Other Details [Line Items]
Deferred Tax Assets, Valuation Allowance	8,000	8,000
Deferred tax asset on tax loss carryforwards	$ 52,000	21,000
Tax loss carryforward period	20 years
US | Minimum
Taxation - Other Details [Line Items]
Tax loss carryforward period	19 years
US | Maximum
Taxation - Other Details [Line Items]
Tax loss carryforward period	20 years
Canada
Taxation - Other Details [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 5,000	$ 13,000